Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ (154,649,400)	$ (269,468,559)	$ (212,541,057)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	582,923	(612,906)	2,121,045
Storage terminals | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	582,923	(582,923)	0
Construction in progress | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	0	(58,816)	2,121,045
Land and transport (white pipelines) | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ 0	$ 28,833	$ 0